Schedule of Basic and Diluted Net Loss Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Earnings Per Share [Abstract]
Net loss attributable		¥ (677,602)	¥ (277,671)
Weighted average ordinary shares outstanding, basic	[1]	43,775,934	42,210,000
Weighted average ordinary shares outstanding, diluted	[1]	43,775,934	42,210,000
Basic net loss per ordinary share		¥ (15.5)	¥ (6.6)
Diluted net loss per ordinary share		¥ (15.5)	¥ (6.6)

[1]	Giving retroactive effect to the 1 for 6 sub-division effected on January 7, 2025.